Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® Blend 2015 Fund
JPMorgan SmartRetirement® Blend 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2015 Fund and JPMorgan SmartRetirement Blend 2020 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	36.50%
Inflation Managed	7.50%
High Yield Fixed Income	9.35%
Emerging Markets Debt	1.65%
Equity	40.00%
U.S. Large Cap Equity	19.60%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	2.40%
REITs	0.80%
International Equity	11.20%
Emerging Markets Equity	3.20%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%
Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement Blend 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® Blend 2015 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend Income Fund, JPMorgan SmartRetirement Blend 2015 Fund and JPMorgan SmartRetirement Blend 2020 Fund

Target Allocations[1]
Fixed Income	55.00%
U.S. Fixed Income	36.50%
Inflation Managed	7.50%
High Yield Fixed Income	9.35%
Emerging Markets Debt	1.65%
Equity	40.00%
U.S. Large Cap Equity	19.60%
U.S. Mid Cap Equity	2.80%
U.S. Small Cap Equity	2.40%
REITs	0.80%
International Equity	11.20%
Emerging Markets Equity	3.20%
Money Market/Cash and Cash Equivalents	5.00%
Money Market/Cash and Cash Equivalents	5.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement Blend 2065 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT BLEND FUNDS
JPMORGAN TRUST IV
JPMorgan SmartRetirement® Blend 2065 Fund
(All Share Classes)
(each, a “Fund” and collectively, the “Funds”)
Supplement dated January 13, 2023
to the current Summary Prospectuses and Prospectuses dated November 1, 2022
As part of the annual review process, effective February 1, 2023, the glide path in the “What are the Fund’s main investment strategies?” and the “More About the Funds- Principal Investment Strategies” sections of each Fund’s summary prospectuses and prospectuses (other than the JPMorgan SmartRetirement Blend Income Fund) have been revised and replaced with the following:
Effective February 1, 2023, the Target Allocations table and corresponding footnote in the “What are the Fund’s main investment strategies?” section of each Fund’s summary prospectuses and prospectuses have been revised and replaced with the following:
JPMorgan SmartRetirement Blend 2050 Fund, JPMorgan SmartRetirement Blend 2055 Fund, JPMorgan SmartRetirement Blend 2060 Fund and JPMorgan SmartRetirement Blend 2065 Fund

Target Allocations[1]
Equity	94.00%
U.S. Large Cap Equity	46.00%
U.S. Mid Cap Equity	6.60%
U.S. Small Cap Equity	5.65%
REITs	1.90%
International Equity	24.90%
Emerging Markets Equity	8.95%
Fixed Income	6.00%
U.S. Fixed Income	4.80%
Inflation Managed	0.00%
High Yield Fixed Income	0.85%
Emerging Markets Debt	0.35%
Money Market/Cash and Cash Equivalents	0.00%
Money Market/Cash and Cash Equivalents	0.00%
Note: Above allocations may not sum up to 100% due to rounding.
1
As of the date of this prospectus, the Fund utilizes both underlying funds and direct investments to implement its target allocations. The amount of the Fund’s assets allocated to underlying funds and direct investments will vary over time. The Fund also has flexibility to utilize derivatives to implement its target allocations.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE